Expense Example {- Franklin Real Estate Securities Fund} - Franklin Real Estate Securities Fund-Franklin Real Estate Securities Fund-20 - Franklin Real Estate Securities Fund	Feb. 24, 2021 USD ($)
Class A
Expense Example:
1 year	$ 646
3 years	851
5 years	1,072
10 years	1,707
Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	2,062
Class R6
Expense Example:
1 year	61
3 years	238
5 years	429
10 years	982
Advisor Class
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	$ 930